Aristotle Ultra Short Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 58.9%	Par	Value
Consumer Discretionary - 14.6%
American Airlines Group, Inc.
3.60%, 09/22/2027	717,018	$697,919
3.20%, 06/15/2028	576,650	553,009
Series 2016-3, 3.00%, 10/15/2028	239,316	225,006
Series 2016-3, 3.25%, 10/15/2028	298,946	279,320
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	257,499	246,521
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	371,928	364,210
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)	280,250	279,610
Las Vegas Sands Corp., 5.90%, 06/01/2027	150,000	153,327
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	720,038	708,353
United Airlines, Inc., Series A, 4.00%, 04/11/2026	910,606	902,365
		4,409,640

Consumer Staples - 2.3%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	200,000	194,679
Philip Morris International, Inc., 5.20% (SOFR + 0.83%), 04/28/2028	500,000	502,362
		697,041

Financials - 28.3%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 07/15/2025	300,000	300,194
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028 (a)	350,000	354,501
Bank of America Corp.
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	200,000	203,538
5.20% (SOFR + 0.83%), 01/24/2029	500,000	499,566
5.50% (SOFR + 1.11%), 05/09/2029	500,000	503,457
BNP Paribas SA, 4.38%, 09/28/2025 (a)	200,000	199,615
Brown & Brown, Inc., 4.60%, 12/23/2026	100,000	100,503
Citigroup, Inc., 5.30% (SOFR + 0.87%), 03/04/2029	250,000	249,711
Equinix, Inc., 1.25%, 07/15/2025	484,000	483,379
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	500,000	500,422
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	750,000	751,061
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	300,000	300,455
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027	200,000	202,891
5.45% (SOFR + 1.03%), 03/03/2029	500,000	499,851
JPMorgan Chase & Co., 5.17% (SOFR + 0.80%), 01/24/2029	700,000	700,078
Lloyds Banking Group PLC, 4.72% to 08/11/2025 then 1 yr. CMT Rate + 1.75%, 08/11/2026	400,000	399,845
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	200,000	199,971
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027	1,000,000	970,271
Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.70%, 06/15/2026 (a)	300,000	291,884
Sumitomo Mitsui Trust Bank Ltd., 5.43% (SOFR + 0.99%), 03/13/2030 (a)	200,000	201,785
UBS AG/Stamford CT, 4.86% to 01/10/2027 then SOFR + 0.72%, 01/10/2028	350,000	352,965
UBS Group AG, 6.37% to 07/15/2025 then SOFR + 3.34%, 07/15/2026 (a)	250,000	250,235
		8,516,178

Industrials - 4.8%
BAE Systems Holdings, Inc., 3.85%, 12/15/2025 (a)	300,000	299,043
Boeing Co., 6.26%, 05/01/2027	50,000	51,461
Lennox International, Inc., 1.35%, 08/01/2025	500,000	498,350
Regal Rexnord Corp., 6.05%, 02/15/2026	300,000	301,778
Weir Group PLC, 2.20%, 05/13/2026 (a)	300,000	292,631
		1,443,263

Technology - 4.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	300,000	291,102
Concentrix Corp., 6.65%, 08/02/2026	150,000	152,772
Infor LLC, 1.75%, 07/15/2025 (a)	700,000	699,040
Jabil, Inc., 1.70%, 04/15/2026	200,000	195,367
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	100,000	96,939
		1,435,220

Utilities - 4.1%
American Electric Power Co., Inc., 1.00%, 11/01/2025	300,000	296,328
Consolidated Edison Co. of New York, Inc., 4.92% (SOFR + 0.52%), 11/18/2027	200,000	200,102
DTE Energy Co., 2.85%, 10/01/2026	300,000	294,834
Southern California Edison Co., 5.35%, 03/01/2026	300,000	301,547
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (a)	150,000	150,827
		1,243,638
TOTAL CORPORATE BONDS (Cost $17,660,131)		17,744,980

COLLATERALIZED LOAN OBLIGATIONS - 14.9%	Par	Value
Blackstone, Inc.
Series 2018-1A, Class A1, 5.55% (3 mo. Term SOFR + 1.29%), 04/15/2031 (a)	53,334	53,441
Series 2018-1A, Class A2, 5.53% (3 mo. Term SOFR + 1.27%), 04/15/2031 (a)	53,334	53,366
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.34% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	269,688	270,010
CIFC Funding Ltd., Series 2018-3A, Class A, 5.63% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	155,877	156,167
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 5.41% (3 mo. Term SOFR + 1.15%), 10/15/2031 (a)	702,904	703,702
Series 2015-12A, Class BRRA, 6.12% (3 mo. Term SOFR + 1.86%), 10/15/2031 (a)	400,000	401,378
Series 2020-25A, Class A, 5.74% (3 mo. Term SOFR + 1.46%), 01/25/2032 (a)	574,811	575,819
Series 2020-27A, Class BR, 6.08% (3 mo. Term SOFR + 1.81%), 10/20/2034 (a)	250,000	250,623
Neuberger Berman CLO Ltd.
Series 2021-42A, Class AR, 5.21% (3 mo. Term SOFR + 0.95%), 07/16/2035 (a)	250,000	249,438
Series 2021-43A, Class AR, 5.33% (3 mo. Term SOFR + 1.05%), 07/17/2036 (a)	1,000,000	998,500
Palmer Square Loan Funding Ltd.
Series 2021-4A, Class A1, 5.32% (3 mo. Term SOFR + 1.06%), 10/15/2029 (a)	15,664	15,671
Series 2021-4A, Class A2, 5.92% (3 mo. Term SOFR + 1.66%), 10/15/2029 (a)	250,000	250,910
Series 2022-1A, Class A1, 5.31% (3 mo. Term SOFR + 1.05%), 04/15/2030 (a)	82,273	82,312
Series 2024-2A, Class A1N, 5.26% (3 mo. Term SOFR + 1.00%), 01/15/2033 (a)	363,566	363,600
TCI-Flatiron CLO Ltd., Series 2018-1A, Class ANR, 5.60% (3 mo. Term SOFR + 1.32%), 01/29/2032 (a)	74,962	75,052
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,491,183)		4,499,989

ASSET-BACKED SECURITIES - 14.1%	Par	Value
Ally Auto Receivables Trust, Series 2022-2, Class A3, 4.76%, 05/17/2027	46,778	46,797
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 02/18/2028	89,782	89,938
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 09/11/2028	105,519	101,683
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A, 5.68%, 09/15/2026	21,959	21,966
Hilton Grand Vacations, Inc., Series 2020-AA, Class A, 2.74%, 02/25/2039 (a)	18,894	18,401
Navient Student Loan Trust
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (a)	450,735	432,598
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	64,113	56,252
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	286,193	271,993
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	215,391	201,115
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	77,407	72,070
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	380,661	354,425
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	42,123	39,440
Series 2021-1A, Class A1B, 5.02% (30 day avg SOFR US + 0.71%), 12/26/2069 (a)	71,391	70,052
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	52,393	47,736
Series 2021-CA, Class A, 1.06%, 10/15/2069 (a)	494,923	443,705
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032 (a)	71,727	71,775
Santander Consumer USA Holdings, Inc.
Series 2024-2, Class A2, 5.80%, 09/15/2027	35,535	35,559
Series 2024-3, Class A2, 5.91%, 06/15/2027	44,055	44,077
Series 2024-4, Class A2, 5.41%, 07/15/2027	42,589	42,627
Series 2025-1, Class A2, 4.76%, 08/16/2027	442,423	442,571
Series 2025-2, Class A2, 4.71%, 06/15/2028	420,000	419,437
SMB Private Education Loan Trust
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	300,625	295,928
Series 2020-A, Class A2B, 5.26% (1 mo. Term SOFR + 0.94%), 09/15/2037 (a)	335,178	334,232
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/2034 (a)	274,305	274,569
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (a)	29,638	29,464
TOTAL ASSET-BACKED SECURITIES (Cost $4,275,436)		4,258,410

BANK LOANS - 2.5%	Par	Value
Consumer Discretionary - 0.3%
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 08/02/2028	84,508	84,580

Health Care - 0.6%
Elanco Animal Health, Inc., Senior Secured First Lien, 6.27% (1 mo. SOFR US + 1.75%), 08/02/2027	192,420	192,469

Materials - 1.6%
Asplundh Tree Expert LLC, Senior Secured First Lien, 6.28% (1 mo. SOFR US + 1.75%), 09/07/2027	230,625	231,418
Quikrete Holdings, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 04/14/2031	248,748	248,593
		480,011
TOTAL BANK LOANS (Cost $754,849)		757,060

SHORT-TERM INVESTMENTS - 5.0%	Par	Value
U.S. Treasury Bills - 5.0%
4.16%, 07/03/2025 (c)	1,500,000	1,499,651
TOTAL SHORT-TERM INVESTMENTS (Cost $1,499,654)		1,499,651

TOTAL INVESTMENTS - 95.4% (Cost $28,681,253)		28,760,090
Money Market Deposit Account - 3.8% (d)		1,147,615
Other Assets in Excess of Liabilities - 0.8%		239,490
TOTAL NET ASSETS - 100.0%		$30,147,195
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $11,070,538 or 36.7% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown is the annualized effective yield as of June 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.